31. Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Commitments
Commitments
	1 year	1-3 years	3-5 years	More than 5 years	Total
Contractual obligations – Expenses	944,045	2,787,402	1,188,276	3,006,756	7,926,479
Contractual obligations – Investments	2,247,765	2,015,873	745,603	36,611	5,045,852
Total	3,191,810	4,803,275	1,933,879	3,043,367	12,972,331